Bank Premises and Equipment	12 Months Ended
Dec. 31, 2013
Bank Premises and Equipment
Bank Premises and Equipment

(5) Bank Premises and Equipment

        A summary of bank premises and equipment, by asset classification, at December 31, 2013 and 2012 were as follows:

	Estimated useful lives	2013	2012
		(Dollars in Thousands)
Bank buildings and improvements	5 – 40 years	$470,386	$433,942
Furniture, equipment and vehicles	1 – 20 years	260,932	258,222
Land		128,805	128,695
Real estate held for future expansion:
Land, building, furniture, fixture and equipment	7 – 27 years	511	562
Less: accumulated depreciation		(355,792)	(340,134)

Bank premises and equipment, net		$504,842	$481,287